Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities [Abstract]
Summary Of VIEs Consolidated By FHN
The following table summarizes VIEs consolidated by FHN as of December 31, 2013 and 2012:

	December 31, 2013		December 31, 2012
	On-Balance Sheet	Rabbi Trusts	On-Balance Sheet	Rabbi Trusts
	Consumer Loan Securitizations	Used for Deferred Compensation Plans	Consumer Loan Securitizations	Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$1,244	N/A	$-	N/A
Loans, net of unearned income	100,790	N/A	119,796	N/A
Less: Allowance for loan losses	4,439	N/A	4,272	N/A
Total net loans	96,351	N/A	115,524	N/A
Other assets	1,892	$64,505	1,869	$60,788
Total assets	$99,487	$64,505	$117,393	$60,788
Liabilities:
Term borrowings	$89,640	N/A	$108,502	N/A
Other liabilities	18	$49,519	24	$49,758
Total liabilities	$89,658	$49,519	$108,526	$49,758

Summary Of VIEs Not Consolidated By FHN
The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2013:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships (a) (b)	$50,253	$-	Other assets
New market tax credit LLCs (b) (c)	22,773	-	Other assets
Small issuer trust preferred holdings (d)	402,307	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	53,951	60,222	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	339,493	-	(g)
On-balance sheet consumer loan securitizations	22,965	221,193	(h)
Holdings of agency mortgage-backed securities (d)	3,401,539	-	(i)
Short positions in agency mortgage-backed securities (f)	N/A	854	Trading liabilities
Commercial loan troubled debt restructurings (j) (k)	62,207	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

  Maximum loss exposure represents $43.4 million of current investments and $6.9 million of contractual funding commitments. Only the current investment amount is included in Other assets.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $60.2 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN's involvement.
  Includes $70.1 million and $.4 million classified as MSR related to proprietary and agency residential mortgage securitizations, respectively, and $7.2 million classified as Trading securities related to proprietary residential mortgage securitizations. Aggregate servicing advances of $261.8 million are classified as Other assets.
  Includes $244.2 million classified as Loans, net of unearned income which are offset by $221.2 million classified as Term borrowings.
  Includes $286.9 million classified as Trading securities and $3.1 billion classified as Securities available-for-sale.
  Maximum loss exposure represents $59.9 million of current receivables and $2.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2012:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships (a) (b)	$53,286	$-	Other assets
New market tax credit LLCs (b) (c)	23,734	-	Other assets
Small issuer trust preferred holdings (d)	445,900	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	58,428	55,746	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	421,534	-	(g)
On-balance sheet consumer loan securitizations	14,119	281,680	(h)
Holdings of agency mortgage-backed securities (d)	3,356,061	-	(i)
Short positions in agency mortgage-backed securities (f)	N/A	43	Trading liabilities
Commercial loan troubled debt restructurings (j) (k)	78,408	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

  Maximum loss exposure represents $52.8 million of current investments and $.5 million of contractual funding commitments. Only the current investment amount is included in Other assets.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $55.7 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN's involvement.
  Includes $69.4 million and $30.8 million classified as MSR and $8.3 million and $9.7 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $303.3 million are classified as Other assets.
  Includes $295.8 million classified as Loans, net of unearned income which are offset by $281.7 million classified as Term borrowings.
  Includes $570.3 million classified as Trading securities and $2.8 billion classified as Securities available-for-sale.
  Maximum loss exposure represents $76.3 million of current receivables and $2.1 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.